Segmented Information - Summary of Geographical Information on Company's Revenues, Property,Plant and Equipment and Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Disclosure of geographical areas [line items]
Revenues	$ 7,647.9	$ 5,952.9
Property, plant and equipment, intangible assets and right-of-use assets	2,069.5	1,743.6
United States [member]
Disclosure of geographical areas [line items]
Revenues	4,185.2	3,306.5
Property, plant and equipment, intangible assets and right-of-use assets	277.1	277.7
Canada [member]
Disclosure of geographical areas [line items]
Revenues	1,321.2	923.4
Property, plant and equipment, intangible assets and right-of-use assets	736.4	645.4
Europe [member]
Disclosure of geographical areas [line items]
Revenues	1,230.1	987.2
Property, plant and equipment, intangible assets and right-of-use assets	90.4	89.1
Asia Pacific [member]
Disclosure of geographical areas [line items]
Revenues	567.2	463.3
Property, plant and equipment, intangible assets and right-of-use assets	109.9	110.4
Mexico [member]
Disclosure of geographical areas [line items]
Revenues	120.1	99.6
Property, plant and equipment, intangible assets and right-of-use assets	621.8	396.0
Austria [member]
Disclosure of geographical areas [line items]
Revenues	16.6	13.9
Property, plant and equipment, intangible assets and right-of-use assets	231.3	223.2
Other [member]
Disclosure of geographical areas [line items]
Revenues	207.5	159.0
Property, plant and equipment, intangible assets and right-of-use assets	$ 2.6	$ 1.8